Notes to the Statements of Cash Flows - Summary of Significant Non-cash Financing Activities and Corresponding Transaction Amounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Noncash Investing Activities [Abstract]
Additions to lease liabilities (Note 10)	₱ 15,759	₱ 34,277